PSF NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks
Aluminum — 0.4%
Alcoa Corp.	72,199	$2,439,604
Coal & Consumable Fuels — 1.2%
Cameco Corp. (Canada)(a)	156,382	6,774,468
Commodity Chemicals — 0.7%
LG Chem Ltd. (South Korea)	7,634	2,498,649
Lotte Chemical Corp. (South Korea)	18,042	1,608,440
		4,107,089
Construction & Engineering — 0.5%
Quanta Services, Inc.	11,792	3,063,562
Construction Materials — 0.9%
Vulcan Materials Co.	19,824	5,410,366
Copper — 2.8%
First Quantum Minerals Ltd. (Zambia)	38,195	410,556
Freeport-McMoRan, Inc.	243,692	11,458,398
Southern Copper Corp. (Mexico)(a)	44,023	4,689,330
		16,558,284
Diversified Chemicals — 1.0%
BASF SE (Germany)	44,206	2,526,103
Huntsman Corp.	129,750	3,377,393
		5,903,496
Diversified Metals & Mining — 4.5%
BHP Group Ltd. (Australia)	315,577	9,124,577
Glencore PLC (Australia)	575,127	3,156,045
Ivanhoe Electric, Inc.*	215,036	2,107,353
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	350,678	4,183,645
MP Materials Corp.*(a)	79,500	1,136,850
Rio Tinto Ltd. (Australia)	43,360	3,441,281
Teck Resources Ltd. (Canada)(Class B Stock)	74,372	3,404,750
		26,554,501
Electric Utilities — 2.1%
FirstEnergy Corp.	62,704	2,421,628
NextEra Energy, Inc.(a)	73,645	4,706,652
PG&E Corp.	142,581	2,389,658
Southern Co. (The)	41,566	2,981,945
		12,499,883
Electrical Components & Equipment — 1.1%
Hubbell, Inc.	8,268	3,431,633
Schneider Electric SE	12,844	2,903,726
		6,335,359
Fertilizers & Agricultural Chemicals — 1.6%
CF Industries Holdings, Inc.	75,248	6,261,386
Mosaic Co. (The)	88,100	2,859,726
		9,121,112
Forest Products — 1.7%
Louisiana-Pacific Corp.	53,636	4,500,597
	Shares	Value
Common Stocks (continued)
Forest Products (cont’d.)
West Fraser Timber Co. Ltd. (Canada)	60,298	$5,206,492
		9,707,089
Gold — 2.8%
Agnico Eagle Mines Ltd. (Canada)(a)	57,432	3,425,819
Alamos Gold, Inc. (Canada) (Class A Stock)	239,158	3,527,580
Franco-Nevada Corp. (Canada)	26,487	3,156,031
Osisko Gold Royalties Ltd. (Canada)	198,486	3,257,424
Osisko Mining, Inc. (Canada)*	1,013,811	2,080,687
Wesdome Gold Mines Ltd. (Canada)*	101,768	758,067
		16,205,608
Industrial Gases — 5.1%
Air Liquide SA (France)	39,689	8,257,245
Linde PLC	46,116	21,412,581
		29,669,826
Integrated Oil & Gas — 21.2%
BP PLC (United Kingdom), ADR	359,103	13,531,001
Chevron Corp.	95,107	15,002,178
Equinor ASA (Norway)	207,619	5,567,179
Exxon Mobil Corp.	277,077	32,207,430
Galp Energia SGPS SA (Portugal)	319,573	5,283,301
OMV AG (Austria)	93,048	4,406,988
Shell PLC (Netherlands)	556,092	18,450,855
Suncor Energy, Inc. (Canada)	295,895	10,920,078
TotalEnergies SE (France)	281,494	19,363,802
		124,732,812
Metal & Glass Containers — 0.8%
Ball Corp.	70,482	4,747,668
Multi-Utilities — 1.0%
Ameren Corp.	25,537	1,888,716
CenterPoint Energy, Inc.	62,385	1,777,349
Dominion Energy, Inc.(a)	45,158	2,221,322
		5,887,387
Oil & Gas Drilling — 1.4%
Noble Corp. PLC	98,715	4,786,690
Seadrill Ltd. (Norway)*	71,912	3,617,174
		8,403,864
Oil & Gas Equipment & Services — 7.8%
Atlas Energy Solutions, Inc.(a)	85,799	1,940,773
Baker Hughes Co.	189,364	6,343,694
Expro Group Holdings NV*	31,987	638,780
Halliburton Co.	235,099	9,267,603
Schlumberger NV	269,708	14,782,695
TechnipFMC PLC (United Kingdom)	354,261	8,895,494
Tenaris SA, ADR	94,028	3,692,480
		45,561,519
Oil & Gas Exploration & Production — 21.0%
Canadian Natural Resources Ltd. (Canada)	193,051	14,726,632
Chesapeake Energy Corp.(a)	60,700	5,391,981
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PSF NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil & Gas Exploration & Production (cont’d.)
ConocoPhillips	210,392	$26,778,694
Diamondback Energy, Inc.	64,865	12,854,297
EOG Resources, Inc.	110,463	14,121,590
EQT Corp.(a)	186,529	6,914,630
Hess Corp.	97,251	14,844,393
Kosmos Energy Ltd. (Ghana)*	632,774	3,771,333
Pioneer Natural Resources Co.	46,187	12,124,087
Range Resources Corp.(a)	155,130	5,341,126
Southwestern Energy Co.*	817,788	6,198,833
		123,067,596
Oil & Gas Refining & Marketing — 5.2%
Marathon Petroleum Corp.	71,727	14,452,990
Phillips 66	30,843	5,037,896
Valero Energy Corp.(a)	64,537	11,015,821
		30,506,707
Oil & Gas Storage & Transportation — 6.1%
Enbridge, Inc. (Canada)(a)	354,777	12,835,832
Kinder Morgan, Inc.	123,000	2,255,820
Targa Resources Corp.	67,720	7,583,963
Williams Cos., Inc. (The)	332,563	12,959,980
		35,635,595
Paper Packaging — 0.9%
Packaging Corp. of America	26,883	5,101,856
Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	3,259
Railroads — 0.5%
Norfolk Southern Corp.	11,625	2,962,864
Specialty Chemicals — 4.7%
HB Fuller Co.	39,730	3,168,070
International Flavors & Fragrances, Inc.	42,984	3,696,194
RPM International, Inc.	34,953	4,157,659
Sherwin-Williams Co. (The)	24,806	8,615,868
Shin-Etsu Chemical Co. Ltd. (Japan)	186,900	8,197,799
		27,835,590
Steel — 2.2%
Champion Iron Ltd. (Australia)	512,665	2,475,057
Cleveland-Cliffs, Inc.*(a)	143,457	3,262,212
Steel Dynamics, Inc.	30,275	4,487,664
Warrior Met Coal, Inc.	49,230	2,988,261
		13,213,194

Total Long-Term Investments (cost $453,462,004)		582,010,158
	Shares	Value

Short-Term Investments — 8.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	2,973,913	$2,973,913
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $46,855,893; includes $46,686,496 of cash collateral for securities on loan)(b)(wb)	46,879,170	46,855,730

Total Short-Term Investments (cost $49,829,806)		49,829,643

TOTAL INVESTMENTS—107.7% (cost $503,291,810)		631,839,801

Liabilities in excess of other assets — (7.7)%		(44,958,942)

Net Assets — 100.0%		$586,880,859

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,259 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,516,433; cash collateral of $46,686,496 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the original cost of such security is $1,102,975. The value of $3,259 is 0.0% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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